Shareholder Report, Average Annual Return (Details)		12 Months Ended	46 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Mairs & Power Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mairs & Power Growth Fund
Average Annual Return, Percent		19.62%		12.70%	11.27%
Mairs & Power Balanced Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mairs & Power Balanced Fund
Average Annual Return, Percent		9.60%		6.68%	6.98%
Mairs & Power Small Cap Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mairs & Power Small Cap Fund
Average Annual Return, Percent		7.25%		7.04%	7.54%
Mairs & Power Minnesota Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mairs & Power Minnesota Municipal Bond ETF
Average Annual Return, Percent		0.38%	(1.62%)
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		25.02%		14.53%	13.10%
Mairs & Power Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mairs & Power Blended Index
Average Annual Return, Percent	[1]	15.01%		8.71%	8.58%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		25.02%		14.53%	13.10%
Bloomberg U.S. Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent		1.18%		(0.21%)	1.50%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		25.02%		14.53%	13.10%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Average Annual Return, Percent		11.54%		7.40%	7.82%
S&P SmallCap 600 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Total Return Index
Average Annual Return, Percent		8.70%		8.36%	8.96%
Bloomberg Municipal Bond Index: Minnesota [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index: Minnesota
Average Annual Return, Percent		0.72%	(0.24%)

[1]
**	The Mairs & Power Blended Index reflects an unmanaged portfolio comprised of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Government/Credit Bond Index.